UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-21665
                                                 ---------------

                     Hatteras Multi-Strategy TEI Fund, L.P.
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
           -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (919) 846-2324
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                   Date of reporting period: December 31, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


HATTERAS MULTI-STRATEGY TEI FUND, LP

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

      HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC (1)

          Investment in Hatteras Master Fund, L.P., at value - 99.89%
           (Cost $17,623,161)                                                             $    18,469,871

      OTHER ASSETS IN EXCESS OF LIABILITIES - 0.11%                                                19,738
                                                                                         -----------------
      NET ASSETS - 100.00%                                                                $     18,489,609
                                                                                         =================


       HATTERAS MULTI-STRATEGY TEI FUND, LP (2)

          Investment in Hatteras Multi-Strategy Offshore Fund, LDC, at value - 98.92%
          (Cost $17,656,912)                                                              $     18,489,609

      OTHER ASSETS IN EXCESS OF LIABILITIES - 1.08%                                                201,510
                                                                                         -----------------
      NET ASSETS - 100.00%                                                                $     18,691,119
                                                                                         =================


(1) Invests the majority of its assets in Hatteras Master Fund, L.P. The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

(2) Invests the majority of its assets in Hatteras Multi-Strategy Offshore Fund, LDC.

HATTERAS MASTER FUND, L.P.

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             COST                  FAIR VALUE
                                                                      --------------------    --------------------
INVESTMENTS IN UNDERLYING FUNDS (98.24%)

           ABSOLUTE RETURN a, b (16.35%)
                    AQR Global Asset Institutional Fund II, L.P.           $    4,471,305          $    4,618,374
                    Courage Special Situations Fund, L.P.                       4,827,675               5,039,536
                    D.B. Zwirn Special Opportunities Fund, L.P.                 3,500,000               3,590,090
                    M&M Arbitrage, LLC                                          4,646,299               4,548,808
                    Silverback Partners, L.P.                                   1,453,787                 671,587
                    Smith Breeden Mortgage Partners, L.P.                       4,413,258               4,591,197
                    Titan Global Return Fund, LLC                               2,393,908               2,133,883
                    Wellington Partners, LLC                                    2,785,759               2,946,703
                                                                                              --------------------
                                                                                                       28,140,178
                                                                                              --------------------
           ENERGY AND NATURAL RESOURCES a, b (12.44%)
                    BlackRock All-Cap Global Resources Fund                     2,500,000               3,178,905
                    Cambridge Energy, L.P.                                      4,566,534               5,745,558
                    EnerVest Energy Institutional Fund X-A, L.P.                1,882,658               1,810,205
                    NGP Energy Technology Partners, L.P.                           13,500                  13,500
                    Natural Gas Partners VIII, L.P.                               500,000                 485,666
                    Southport Energy Plus Partners, L.P.                        5,083,819               7,038,382
                    Treaty Oak Partners, L.P.                                   3,000,000               3,132,398
                                                                                              --------------------
                                                                                                       21,404,614
                                                                                              --------------------
           ENHANCED FIXED INCOME a, b (18.77%)
                    BDCM Partners I, L.P.                                       7,000,000               7,634,744
                    Contrarian Capital Fund I, L.P.                             6,880,064               7,694,640
                    GMO Global Bond Fund III                                    4,619,588               4,243,082
                    Greylock Global Opportunity Fund, L.P.                      4,922,405               4,959,024
                    Lazard Emerging Income, L.P.                                3,000,000               3,068,696
                    Ore Hill Fund, L.P.                                         4,221,928               4,687,825
                                                                                              --------------------
                                                                                                       32,288,011
                                                                                              --------------------
           OPPORTUNISTIC EQUITY a, b (32.85%)
                    CCM International Small Cap Value Fund, L.P.                2,029,762               2,030,036
                    CCM Small Cap Value Qualified Fund, L.P.                    2,500,000               2,655,699
                    CRM Windridge Partners, L.P.                                3,022,017               3,135,210
                    GMO Mean Reversion Fund A                                   5,770,065               6,097,807
                    GMO US Aggressive Long/Short Fund                           4,247,757               4,372,385
                    Gradient Europe Fund, L.P.                                  3,500,000               4,365,091
                    Healthcor, L.P.                                             3,000,000               3,096,916
                    Sci-Tech Investment Partners, L.P.                          2,295,782               2,383,485
------------------------------------------------------------------------------------------------------------------

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

                                                                             COST                  FAIR VALUE
                                                                      --------------------    --------------------
INVESTMENTS IN UNDERLYING FUNDS (98.24%)


  OPPORTUNISTIC EQUITY a, b (32.85%) (CONTINUED)
                    SCP Domestic Fund, L.P.                                $    4,002,947          $    4,567,128
                    SR Global Fund LP (Class C) International                   3,457,674               4,727,336
                    SR Global Fund LP (Class G) Emerging                        4,281,970               5,629,602
                    SR Global Fund LP (Class H) Japan                           3,665,240               4,896,425
                    Steeple Capital Fund I, L.P.                                1,000,000               1,000,900
                    The Platinum Fund Ltd.                                      2,535,461               2,824,021
                    The Raptor Global Fund, L.P.                                2,500,000               2,657,772
                    Witches Rock Fund, L.P.                                     2,003,000               2,086,030
                                                                                              --------------------
                                                                                                       56,525,843
                                                                                              --------------------
           PRIVATE EQUITY COMPOSITE b (8.75%)
                    Brazos Equity Fund II, L.P.                                   479,190                 461,786
                    Claremont Creek Ventures, L.P.                                 70,000                  70,000
                    Crosslink Crossover Fund IV, L.P. a                         4,883,399               5,458,024
                    Integral Capital Partners VII, L.P. a                       3,000,000               3,119,898
                    Pipe Equity Partners, LLC a                                 2,324,693               2,607,875
                    Protege Partners, L.P. a                                    2,031,000               2,206,593
                    Roundtable Healthcare Partners II, L.P.                       376,318                 338,950
                    Sanderling Venture Partners VI Co-Investment Fund,
                    L.P.                                                          150,000                 122,697
                    Sanderling Venture Partners VI, L.P.                          150,000                 111,264
                    Sterling Capital Partners II, L.P.                            231,336                 201,507
                    VCFA Private Equity Partners IV, L.P. a                       422,592                 360,881
                                                                                              --------------------
                                                                                                       15,059,475
                                                                                              --------------------
           REAL ESTATE COMPOSITE (9.08%)
                    Colony Edge, L.P. a, b                                      1,000,000               1,003,116
                    ING Clarion CRA Hedge Fund, L.P. a, b                       4,356,915               4,900,813
                    ING Clarion Global, L.P. a, b                               1,000,000               1,032,695
                    Mercury Special Situations Fund, L.P. a, b                  3,000,000               3,073,826
                    Security Capital Preferred Growth, Inc. b                   1,714,042               1,734,857
                    Transwestern Mezzanine Realty Partners II, LLC b              791,097                 681,445
                    Wells Street Partners, LLC a, b                             2,886,675               3,204,749
                                                                                              --------------------
                                                                                                       15,631,501
                                                                                              --------------------

           INVESTMENTS IN UNDERLYING FUNDS (COST $155,361,419)                                        169,049,622

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

           OTHER ASSETS IN EXCESS OF LIABILITIES (1.76%)                                                3,031,825
                                                                                               -------------------

           PARTNERS' CAPITAL - 100.00%                                                            $   172,081,447
                                                                                               ===================

      a - Non-income producing securities
      b - Securities are issued in private placement transactions and as such are restricted as to resale.
        Total cost and value of restricted securities as of December 31, 2005 was $155,361,419 and $169,049,622 respectively.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Multi-Strategy TEI Fund, L.P.

By (Signature and Title)*  /s/ David B. Perkins
                         -------------------------------------------------------
                           David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date                       February 21, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David B. Perkins
                         -------------------------------------------------------
                           David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date                       February 21, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ J. Michael Fields
                         -------------------------------------------------------
                           J. Michael Fields, Chief Financial Officer
                           (principal financial officer)

Date                       February 21, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.